Revenue from Contracts with Customers - Details of Revenue from Contracts with Customers based on Service Contract and Timing of Satisfaction of Performance Obligations (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	₩ 405,953	₩ 360,967	₩ 286,770
At a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		175	8
Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	405,953	360,792	286,762
Micro-transaction and Subscription Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	328,070	310,006	260,888
Micro-transaction and Subscription Revenue | Online Game
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	76,110	30,751	25,897
Micro-transaction and Subscription Revenue | Mobile Game
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	251,960	279,255	234,991
Others
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	18,084	16,742	7,828
Royalties and License Fees
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	59,799	34,219	18,054
Royalties and License Fees | Online Game
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	13,435	11,571	13,556
Royalties and License Fees | Mobile Game
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	₩ 46,364	₩ 22,648	₩ 4,498